Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	May 06, 2022		Sep. 30, 2021	Sep. 30, 2020	Jan. 31, 2020		Oct. 01, 2019 [1]
Clifford Capital Focused Small Cap Value Fund (Institutional Class)
Account Value [Line Items]
Account Value	$ 14,740	$ 13,170	$ 11,000			$ 13,930	$ 9,050			$ 10,000
Clifford Capital Focused Small Cap Value Fund (Investor Class)
Account Value [Line Items]
Account Value	14,620	13,080	10,960			13,920	9,060	$ 10,000	[2]
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class)
Account Value [Line Items]
Account Value	14,840	13,230	11,050			13,990	9,080	10,000	[3]
Clifford Capital International Value Fund (Institutional Class)
Account Value [Line Items]
Account Value	11,710	10,070	8,120	$ 10,000	[4]
Clifford Capital International Value Fund (Investor Class)
Account Value [Line Items]
Account Value	11,640	10,040	8,110	10,000	[5]
Clifford Capital International Value Fund (Super Institutional Class)
Account Value [Line Items]
Account Value	11,720	10,090	8,120	10,000	[6]
S&P 500 Index
Account Value [Line Items]
Account Value	21,243	15,580	12,810			15,120	11,660			10,000
Russell 2000® Total Return Value Index
Account Value [Line Items]
Account Value	15,590	12,390	11,490			13,950	8,510			$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Account Value	19,246	14,120	11,610			13,730	10,560	10,000	[2]
Russell 2000® Total Return Value Index [Member]
Account Value [Line Items]
Account Value	14,870	11,820	10,960			$ 13,310	$ 8,120	$ 10,000	[2]
MSCI EAFE Value Net Return Index
Account Value [Line Items]
Account Value	$ 13,530	$ 10,790	$ 8,540	$ 10,000	[4]

[1]	Inception
[2]	Inception
[3]	Inception
[4]	Inception
[5]	Inception
[6]	Inception